Mortgage Servicing - Summary of Estimated Change in the Value of MSRs Carried at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Transfers and Servicing [Abstract]
Weighted average prepayment speeds, 10%	$ (68,927)	$ (8,101)
Weighted average prepayment speeds, 20%	(145,410)	(15,760)
Discount rate (Option-adjusted spread), 10%	(21,359)	(3,553)
Discount rate (Option-adjusted spread), 20%	$ (39,902)	$ (6,860)